Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 0		$ 0	$ 18,634
Accounts receivable billed	273,802		236,605
Accounts receivable unbilled	153,242		171,721
Accounts receivable, net	427,044		408,326	527,961
Licensing fees			123,541	263,273
Research and development costs	8,145,266	$ 1,387,541	7,074,339	7,268,084
Net loss attributable to non-controlling interest	$ (148,575)		(9,608)
Anti dilutive securities excluded from calculations of earnings per share (in Shares)	30,905
Patent licensing fees	$ 61,666		$ 60,000
Pearsanta, Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Owns percentage	90.20%		97.50%
Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable, net				$ 0
Preferred Series A-1 Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of preferred shares (in Shares)	22,280		22,280
Preferred Series B-2 Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of preferred shares (in Shares)	2,625		2,625
Non Controlling Interest in Subsidiary [Member]
Summary of Significant Accounting Policies [Line Items]
Net loss attributable to non-controlling interest	$ 138,967	$ 0
Preferred Series B-1 Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of preferred shares (in Shares)	6,000
Stock Options [Member]
Summary of Significant Accounting Policies [Line Items]
Anti dilutive securities excluded from calculations of earnings per share (in Shares)	45,572	44,710	45,572	1,105
Unvested Restricted Stock Units [Member]
Summary of Significant Accounting Policies [Line Items]
Anti dilutive securities excluded from calculations of earnings per share (in Shares)	0	4,267	0	180
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Anti dilutive securities excluded from calculations of earnings per share (in Shares)	5,097,080		5,047,451	127,251
Warrant [Member] | Stock Options [Member]
Summary of Significant Accounting Policies [Line Items]
Anti dilutive securities excluded from calculations of earnings per share (in Shares)		5,079,348